CONSOLIDATED STATEMENTS OF LOSSES - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Product Revenue	$ 189,432	$ 104,140	$ 494,375	$ 282,145
Cost of goods sold	10,978	14,424	90,367	51,954
Gross margin	178,454	89,716	404,008	230,191
Selling, general and administrative expenses	527,565	229,999	3,038,068	870,612
Total operating expenses	527,565	229,999	3,038,068	870,612
Loss from operations	(349,111)	(140,283)	(2,634,060)	(640,421)
Other (income) expense:
Loss on settlement of debt	0	0	0	40,869
Interest expense	109,459	4,440	442,031	20,873
Total other ( income) expenses	109,459	4,440	442,031	61,742
Loss before income taxes	(458,570)	(144,723)	(3,076,091)	(702,163)
Provisions for income taxes	0	0	0	0
Net loss	$ (458,570)	$ (144,723)	$ (3,076,091)	$ (702,163)
Basic net loss per weighted average shares of common stock (in Dollars per share)	$ 0.00	$ 0.00	$ (0.02)	$ 0.00
Diluted net loss per weighted average shares of common stock (in Dollars per share)	$ 0.00	$ 0.00	$ (0.02)	$ 0.00
Basic weighted average number of shares of common stock (in Shares)	154,102,856	143,340,969	147,333,051	141,305,050
Diluted weighted average number of shares of common stock (in Shares)	154,102,856	143,340,969	147,333,051	141,305,050